INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Subordinated loan (Details) - USD ($)	Oct. 15, 2019	Dec. 31, 2019	Jun. 30, 2019
Borrowings:
Borrowings		$ 40,082,075	$ 37,079,521
Subordinated loan
Borrowings:
Borrowing capacity	$ 20,000,000
Borrowings		$ 15,427,778
Term	24 months
Borrowings, interest rate	15.00%